Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000099278 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000099278 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099278 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099278 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099278 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099278 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099278 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000099279 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000099279 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099279 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099279 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099279 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099279 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099279 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000189665 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000189665 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189665 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189665 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189665 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189665 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000189665 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189665 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000099280 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000099280 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099280 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099280 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099280 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099280 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099280 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000099281 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000099281 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099281 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099281 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099281 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099281 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099281 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099281 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000099282 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000099282 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099282 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099282 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099282 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099282 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099282 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099282 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000189666 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000189666 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189666 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189666 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189666 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000189666 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189666 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000131610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000131610 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131610 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131610 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131610 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000131610 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131610 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000236116 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000236116 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236116 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236116 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000236116 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236116 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015882 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015882 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015882 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015882 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000015884 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015884 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015884 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015884 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015884 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015884 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015884 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015884 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000189663 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000189663 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189663 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189663 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189663 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000189663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189663 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189663 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000015883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000015883 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000015883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015883 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015883 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015883 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000050996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000050996 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000050996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050996 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000050996 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050996 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000050997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000050997 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000050997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000050997 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050997 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000050997 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050997 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000189664 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000189664 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189664 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000189664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189664 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189664 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000131605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000131605 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000131605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000131605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000131605 [Member] | Residential Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000131605 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000131605 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131605 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)